PROPERTY, PLANT AND EQUIPMENT - Assets leased to others under operating leases (Details) - Assets Leased To Other [Member] - Buildings [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Property Subject to or Available for Operating Lease [Line Items]
Buildings leased to others - at original cost	$ 20,898	$ 22,664
Less: accumulated depreciation	(7,886)	(8,044)
Buildings leased to others - net	$ 13,012	$ 14,620